Cost Analysis (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Cost of Sales and Operating Costs Analysis

	2018 €m	2017 €m	2016 €m
Cost of sales analysis
Raw materials and goods for resale	7,653	7,428	7,307
Employment costs (note 7)	3,155	2,869	2,725
Energy conversion costs	1,222	1,004	940
Repairs and maintenance	882	811	803
Depreciation, amortisation and impairment (i)	939	830	817
Change in inventory	(189)	(142)	(33)
Other production expenses (primarily sub-contractor costs and equipment rental)	4,490	4,103	4,007
Total	18,152	16,903	16,566

Operating costs analysis
Selling and distribution costs	4,511	4,236	4,100
Administrative expenses	1,950	1,986	2,215
Total	6,461	6,222	6,315

(i)	Depreciation, amortisation and impairment analysis

Summary of Depreciation, Amortisation and Impairment Analysis

	Cost of sales			Operating costs			Total
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m
Depreciation and depletion (note 15)	903	830	817	168	160	170	1,071	990	987
Amortisation of intangible assets (note 16)	-	-	-	61	61	62	61	61	62
Impairment of property, plant and equipment (note 15)	36	-	-	-	-	-	36	-	-
Impairment of intangible assets (note 16)	-	-	-	20	-	23	20	-	23
Total	939	830	817	249	221	255	1,188	1,051	1,072